Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Net revenue	$ 274,641	$ 142,482	$ 1,288,985	$ 1,124,836
Cost of goods sold	286,382	135,388	1,191,390	1,121,612
Gross profit (loss)	(11,741)	7,094	97,595	3,224
Operating expenses
Sales and marketing	71,129	63,384	366,543	887,305
General and administrative	721,358	604,164	2,263,086	2,377,703
Total operating expenses	792,487	667,548	2,629,629	3,265,008
Loss from continuing operations	(804,228)	(660,454)	(2,176,650)	(2,840,844)
Other income (expense)
Interest income (expense), net	(62,213)	(77,085)	(362,955)	(65,031)
Adjustment to the fair value of embedded derivatives	41,265	(101,551)		9
Settlement of prior debt owed		769,148	769,148	420,000
Total other income (expense), net	(20,948)	590,512	355,384	420,940
Loss before provision for income taxes	(825,176)	(69,942)	(2,176,650)	(2,840,844)
Provision for income taxes	0	0	0	0
Net loss	(825,176)	(69,942)	(1,852,301)	(2,830,047)
Preferred stock dividend		(14,454)		(875,304)
Net loss attributable to common stockholders	$ (825,176)	$ (84,396)	$ (1,871,228)	$ (3,858,656)
Net loss attributable to common stockholders per common share (basic and diluted) (in Dollars per share)	$ 0.00	$ 0.00	$ (0.01)	$ (0.06)
Weighted-average shares used in computing loss per common share: (in Shares)	327,997,747	131,428,001	203,814,897	69,170,957